Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Jun. 26, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Jul. 01, 2013
Dreyfus/Newton International Equity Fund | Class A
Risk/Return:
Trading Symbol	NIEAX
Dreyfus/Newton International Equity Fund | Class C
Risk/Return:
Trading Symbol	NIECX
Dreyfus/Newton International Equity Fund | Class Y
Risk/Return:
Trading Symbol	NIEYX
Dreyfus/Newton International Equity Fund | Dreyfus/Newton International Equity Fund - Class I
Risk/Return:
Trading Symbol	SNIEX
Dreyfus/Standish Global Fixed Income Fund | Dreyfus/Standish Global Fixed Income Fund - Class I
Risk/Return:
Trading Symbol	SDGIX
Dreyfus/Standish Global Fixed Income Fund | Class A
Risk/Return:
Trading Symbol	DHGAX
Dreyfus/Standish Global Fixed Income Fund | Class C
Risk/Return:
Trading Symbol	DHGCX
Dreyfus/Standish Global Fixed Income Fund | Class Y
Risk/Return:
Trading Symbol	DSDYX
Dreyfus/Standish Intermediate Tax Exempt Bond Fund | Class I
Risk/Return:
Trading Symbol	SDITX
Dreyfus/Standish Intermediate Tax Exempt Bond Fund | Class Y
Risk/Return:
Trading Symbol	SDYTX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class I
Risk/Return:
Trading Symbol	SDSCX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	DBMAX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	DBMCX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class Y
Risk/Return:
Trading Symbol	DBMYX
Dreyfus/The Boston Company Small Cap Growth Fund | Dreyfus/The Boston Company Small Cap Growth Fund - Class I
Risk/Return:
Trading Symbol	SSETX
Dreyfus/The Boston Company Small Cap Growth Fund | Class Y
Risk/Return:
Trading Symbol	SSYGX